Related Party Information - Schedule of Related Party Transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
FCA Group [Member]
Related Party Transaction [Line Items]
Net sales	$ 806	$ 762	$ 943
Cost of goods sold	466	463	551
Selling, general and administrative expenses	148	161	234
Trade receivables	11	14
Trade payables	105	136
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	782	700	843
Cost of goods sold	392	430	$ 564
Trade receivables	113	72
Trade payables	$ 108	$ 156